Discontinued Operations - Summary of Cash Flows from Discontinued Operations and the Gain on Sale of Subsidiaries (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Net effect of currency exchange rate on cash		$ 750	$ (3)	$ (729)
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash flows from (used in) from operating activities	[1]	(43,089)	8,015	19,493
Cash flows from (used in) financing activities		(3,470)	(7,943)	(8,446)
Cash flows from (used in) investing activities		171,225	(729)	36,275
Net effect of currency exchange rate on cash		(30)	76	(3)
Cash flows generated during the year		124,636	(581)	47,319
Total cash generated (used) by discontinued operations		$ 124,636	$ (581)	$ 47,319

[1]	When compiling the cash flows from discontinued operations which include only certain entities from the Liminal group of companies, intra-group cash transfers between entities in the discontinued operations group and those part of continuing activities, for example the funding provided by Liminal to the discontinued operations, have been classified as part of the operating activities cash flows.